FINANCIAL INSTRUMENTS - Fair value hierarchy of financial instruments measured at fair value (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial instruments - marketable securities		$ 3,173
Financial instruments - derivative instruments	$ 442	2,875
Level 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial instruments - marketable securities		3,173
Level 3
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial instruments - derivative instruments	$ 442	$ 2,875